Document and Entity Information	Aug. 22, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001922331
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Aug. 22, 2023
Entity Registrant Name	GLOBAL STAR ACQUISITION INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-41506
Entity Tax Identification Number	86-2508938
Entity Address, Address Line One	1641 International Drive Unit 208
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	703
Local Phone Number	790-0717
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock One Redeemable Warrant And One Right [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A Common Stock, one Redeemable Warrant, and one Right
Trading Symbol	GLSTU
Security Exchange Name	NASDAQ
Class A Common Stock 0.0001 Par Value Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, $0.0001 par value per share
Trading Symbol	GLST
Security Exchange Name	NASDAQ
Redeemable Warrants Each Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	GLSTW
Security Exchange Name	NASDAQ
Rights Exchangeable Into Onetenth Of One Share Of Class A Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Rights, exchangeable into one-tenth of one share of Class A common Stock
Trading Symbol	GLSTR
Security Exchange Name	NASDAQ